Intangible Assets and Goodwill (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Goodwill Activity
Aggregate goodwill acquired/disposed	$ 361	$ 361	$ 362
Accumulated impairment losses	0	0	0
Goodwill, net of impairment losses	362	361
Goodwill divested	(1)
Goodwill, net of impairment losses	361	361
Products
Goodwill Activity
Aggregate goodwill acquired/disposed	249	249	250
Accumulated impairment losses	0	0	0
Goodwill, net of impairment losses	250	249
Goodwill divested	(1)
Goodwill, net of impairment losses	249	249
Services
Goodwill Activity
Aggregate goodwill acquired/disposed	112	112	112
Accumulated impairment losses	0	0	0
Goodwill, net of impairment losses	112	112
Goodwill divested	0
Goodwill, net of impairment losses	$ 112	$ 112